Key Economic Assumptions Used to Estimate the Fair Value of MSRs Derived from Sales and Securitizations of Mortgage Loans Performed by the Banking Subsidiaries (Detail) (Residential Mortgage, Originated Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Residential Mortgage | Originated Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 99,280	$ 101,675
Weighted average life (in years)	13.0	12.5
Weighted average prepayment speed (annual rate)	7.70%	8.00%
Impact on fair value of 10% adverse change	(2,744)	(3,413)
Impact on fair value of 20% adverse change	(5,800)	(6,651)
Weighted average discount rate (annual rate)	12.60%	12.80%
Impact on fair value of 10% adverse change	(3,913)	(4,479)
Impact on fair value of 20% adverse change	$ (7,948)	$ (8,605)